GOODWILL AND INTANGIBLE ASSETS (Details - Patents) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ 0	$ (195,416)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patents	904,269	904,269
Less: accumulated amortization	(701,634)	(650,606)
Patents, net	$ 202,635	$ 253,663